Commitments and Contingencies - Future Minimal Lease and Rental Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 2,169
2015	542
2016	189
2017
2018
Total	$ 2,900